PROPERTY AND EQUIPMENT NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT NET
Depreciation expense	$ 10,657	$ 47,056	$ 18,652